UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  5/31

Date of reporting period:  2/28/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of February 28, 2013 (Unaudited)

DWS Managed Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 94.9%
Alabama 0.7%
Alabama, State Public School & College Authority, Capital Improvement, 5.0%, 12/1/2023	35,000,000	41,230,350
Alaska 0.4%
Alaska, State Industrial Development & Export Authority Revenue, Providence Health Services, Series A, 5.5%, 10/1/2041	11,000,000	12,864,500
Valdez, AK, Marine Terminal Revenue, Exxon Pipeline Co. Project, 0.09% **, 10/1/2025	10,970,000	10,970,000

		23,834,500
Arizona 1.6%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2032	1,600,000	1,855,296
5.0%, 12/1/2037	8,405,000	9,730,300
Arizona, State Health Facilities Authority Revenue, Banner Health System:
Series A, 5.0%, 1/1/2043	7,000,000	7,789,390
Series D, 5.375%, 1/1/2032	12,000,000	13,398,240
Arizona, Water Infrastructure Finance Authority Revenue, Water Quality, Series A, 5.0%, 10/1/2030	6,250,000	7,587,000
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2040	22,775,000	25,303,708
Series A, 5.25%, 7/1/2033	20,885,000	23,952,589

		89,616,523
Arkansas 0.2%
North Little Rock, AR, Electric Revenue, Series A, ETM, 6.5%, 7/1/2015, INS: NATL	8,335,000	8,960,542
California 14.5%
Banning, CA, Water & Sewer Revenue, 1989 Water System Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	520,000	612,420
Banning, CA, Water & Sewer Revenue, Water System Reference & Improvement Project, ETM, 8.0%, 1/1/2019, INS: AMBAC	285,000	350,279
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area:
Series F-1, 5.5%, 4/1/2043	13,000,000	15,045,290
Series F-1, 5.625%, 4/1/2044	11,500,000	13,311,020
California, Educational Facilities Authority Revenue, University of Southern California, Series A, 5.0%, 10/1/2038	6,925,000	8,025,521
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series A, 5.0%, 6/1/2045, INS: AGC	10,275,000	10,780,941
California, Health Facilities Financing Authority Revenue, Adventist Health System, Series A, 5.75%, 9/1/2039	5,000,000	5,854,200
California, Health Facilities Financing Authority Revenue, Catholic Healthcare West:
Series A, 6.0%, 7/1/2034	10,000,000	11,953,000
Series A, 6.0%, 7/1/2039	7,500,000	8,921,325
California, Infrastructure & Economic Development Bank Revenue, California Independent Systems Operator Corp., Series A, 6.25%, 2/1/2039	7,800,000	8,487,414
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034	15,315,000	22,113,175
California, Port of Oakland, Series P, AMT, 5.0%, 5/1/2033	7,590,000	8,511,350
California, State General Obligation:
5.0%, 2/1/2032	35,000,000	40,578,300
5.0%, 9/1/2032	10,000,000	11,152,200
5.0%, 2/1/2033	8,000,000	9,241,120
5.25%, 4/1/2035	15,340,000	18,034,931
6.0%, 4/1/2038	22,915,000	27,700,797
6.25%, 11/1/2034	20,655,000	26,077,144
California, State General Obligation, Various Purposes:
5.0%, 6/1/2023, INS: AGMC	25,000,000	28,947,750
5.0%, 12/1/2031, INS: NATL	1,045,000	1,093,937
5.125%, 11/1/2024	5,000,000	5,160,400
5.25%, 9/1/2026	18,765,000	22,578,423
5.25%, 9/1/2030	5,000,000	5,944,600
5.25%, 10/1/2032	25,000,000	29,574,500
6.0%, 11/1/2039	50,000,000	61,194,500
6.5%, 4/1/2033	58,440,000	73,355,057
California, State Housing Finance Agency, Multi-Family Housing Revenue, Series C, AMT, 0.11% **, 2/1/2037, LOC: Fannie Mae, Freddie Mac	5,835,000	5,835,000
California, State Public Works Board, Lease Revenue, Capital Projects, Series I-1, 6.375%, 11/1/2034	10,000,000	12,323,300
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, Prerefunded, 5.5%, 6/1/2021	2,500,000	2,598,550
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, 6.125%, 4/1/2029	2,000,000	2,449,040
California, State Public Works Board, Lease Revenue, Department of Mental Health:
Series A, 5.5%, 6/1/2021	5,275,000	5,570,716
Series A, 5.5%, 6/1/2022	1,400,000	1,476,664
California, State Revenue Lease, Public Works Board, Department of Corrections:
Series C, 5.0%, 6/1/2025	2,500,000	2,569,750
Series C, Prerefunded, 5.5%, 6/1/2020	5,000,000	5,197,100
California, State University Revenue, Series A, 5.25%, 11/1/2038	10,000,000	11,280,300
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Kaiser Foundation, Series A, 5.0%, 4/1/2042	5,295,000	5,981,391
East Bay, CA, Municipal Utility District, Wastewater Systems Revenue, Series A, 5.0%, 6/1/2037, INS: AMBAC	13,085,000	15,006,140
Foothill, CA, Eastern Corridor Agency, Toll Road Revenue:
Series A, ETM, Zero Coupon, 1/1/2015	10,000,000	9,916,600
Series A, ETM, Zero Coupon, 1/1/2017	5,000,000	4,866,650
Series A, ETM, Zero Coupon, 1/1/2018	21,890,000	20,923,338
Los Angeles, CA, Community College District, Election of 2008, Series C, 5.25%, 8/1/2039	12,000,000	14,536,440
Los Angeles, CA, Department of Airports Revenue, Series A, 5.25%, 5/15/2039	5,000,000	5,665,050
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2040	25,000,000	28,264,000
Murrieta Valley, CA, School District General Obligation, Unified School District, Series A, Zero Coupon, 9/1/2014, INS: FGIC, NATL	4,235,000	4,179,352
Oakland, CA, Special Assessment Revenue, Oakland Convention Centers, 5.5%, 10/1/2014, INS: AMBAC	2,000,000	2,115,560
Orange County, CA, Airport Revenue:
Series A, 5.25%, 7/1/2039	16,000,000	18,069,120
Series B, 5.25%, 7/1/2039	12,000,000	13,551,840
Roseville, CA, School District General Obligation, Junior High, Series B, Zero Coupon, 8/1/2015, INS: FGIC, NATL	1,000,000	981,130
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U, 5.0%, 8/15/2026, INS: AGMC	10,455,000	12,032,137
Series U, 5.0%, 8/15/2028, INS: AGMC	8,175,000	9,356,369
San Diego County, CA, Regional Airport Authority Revenue, Series A, 5.0%, 7/1/2034	7,000,000	7,864,570
San Diego, CA, Community College District General Obligation, Election of 2002, 5.25%, 8/1/2033	5,000,000	6,087,850
San Diego, CA, Community College District, Election of 2006, 5.0%, 8/1/2036	6,100,000	7,063,617
San Diego, CA, School District General Obligation, Series A, Zero Coupon, 7/1/2014, INS: FGIC, NATL	1,000,000	992,590
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series 32-G, 5.0%, 5/1/2026, INS: FGIC, NATL	8,565,000	9,556,484
Series F, 5.0%, 5/1/2035	27,500,000	30,752,700
Series E, 6.0%, 5/1/2039	35,000,000	41,912,500
San Francisco, CA, City & County Certificates of Participation, Multiple Capital Improvement Projects, Series A, 5.25%, 4/1/2031	7,860,000	8,844,701
San Joaquin County, CA, County General Obligation Lease, Facilities Project, 5.5%, 11/15/2013, INS: NATL	1,390,000	1,429,212
San Joaquin Hills, CA, Transportation/Tolls Revenue, Transportation Corridor Agency, Toll Road Revenue, Series A, Zero Coupon, 1/15/2014, INS: NATL	14,905,000	14,568,445
Walnut, CA, Energy Center Authority Revenue, Series A, 5.0%, 1/1/2040	10,000,000	10,876,600

		829,294,400
Colorado 4.5%
Colorado, E-470 Public Highway Authority Revenue:
Series B, Zero Coupon, 9/1/2016, INS: NATL	5,000,000	4,611,000
Series A-1, 5.5%, 9/1/2024, INS: NATL	4,000,000	4,363,240
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	15,000,000	15,440,550
Colorado, Public Energy Authority, Natural Gas Purchase Revenue, 6.5%, 11/15/2038, GTY: Merrill Lynch & Co., Inc.	30,000,000	42,033,300
Colorado, Regional Transportation District, Sales Tax Revenue, Fastracks Project, Series A, 5.0%, 11/1/2037	24,375,000	28,297,181
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2032	8,630,000	9,839,236
Colorado, Transportation/Tolls Revenue:
Series B, Zero Coupon, 9/1/2014, INS: NATL	6,380,000	6,191,152
Series B, Zero Coupon, 9/1/2015, INS: NATL	17,120,000	16,229,075
Series B, Zero Coupon, 9/1/2017, INS: NATL	8,000,000	7,164,400
Series B, Zero Coupon, 9/1/2018, INS: NATL	20,560,000	17,763,429
Series B, Zero Coupon, 9/1/2019, INS: NATL	36,500,000	30,228,205
Series B, Zero Coupon, 9/1/2020, INS: NATL	7,000,000	5,526,850
Series A, 5.75%, 9/1/2014, INS: NATL	14,700,000	15,564,654
Douglas County, CO, School District General Obligation, 7.0%, 12/15/2013, INS: NATL	2,500,000	2,630,450
University of Colorado, Enterprise Revenue, 5.25%, 6/1/2036	11,500,000	13,577,935
University of Colorado, Hospital Authority Revenue, Series A, 5.0%, 11/15/2042	36,010,000	40,125,583

		259,586,240
Connecticut 1.0%
Connecticut, Harbor Point Infrastructure Improvement District, Special Obligation Revenue, Harbor Point Project, Series A, 7.875%, 4/1/2039	13,000,000	14,857,440
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Healthcare, Series A, 5.0%, 7/1/2041	20,000,000	21,723,400
Connecticut, State Health & Educational Facilities Authority Revenue, Stamford Hospital, Series J, 5.125%, 7/1/2035	18,000,000	20,032,020

		56,612,860
District of Columbia 0.8%
District of Columbia, Income Tax Secured Revenue, Series G, 5.0%, 12/1/2036	27,475,000	31,781,706
District of Columbia, National Public Radio Revenue, Series A, 5.0%, 4/1/2035	5,000,000	5,561,800
District of Columbia, Water & Sewer Revenue, Public Utility Revenue, 5.5%, 10/1/2023, INS: AGMC	5,000,000	6,413,900

		43,757,406
Florida 6.3%
Broward County, FL, Airport Systems Revenue, Series Q-1, 5.0%, 10/1/2037	39,000,000	44,155,020
Clearwater, FL, Water & Sewer Revenue, Series A, 5.25%, 12/1/2039	2,000,000	2,279,240
Florida, Capital Trust Agency Housing Revenue, Atlantic Housing Foundation, Series A, 0.11% **, 7/15/2024, LIQ: Fannie Mae	17,000,000	17,000,000
Florida, Jacksonville Electric Authority, Water & Sewer Revenue, Series A, 5.0%, 10/1/2032	5,000,000	5,832,750
Florida, Village Center Community Development District, Utility Revenue, ETM, 6.0%, 11/1/2018, INS: FGIC	1,250,000	1,486,200
Fort Pierce, FL, Utilities Authority Revenue, Series B, Zero Coupon, 10/1/2018, INS: AMBAC	2,000,000	1,809,620
Hillsborough County, FL, Industrial Development Authority Revenue, University Community Hospital, ETM, 6.5%, 8/15/2019, INS: NATL	1,000,000	1,231,330
Lee County, FL, Airport Revenue, Series A, AMT, 5.375%, 10/1/2032	1,750,000	1,969,432
Marco Island, FL, Utility Systems Revenue:
Series A, 5.0%, 10/1/2034	1,000,000	1,122,230
Series A, 5.0%, 10/1/2040	1,000,000	1,111,540
Melbourne, FL, Water & Sewer Revenue, ETM, Zero Coupon, 10/1/2016, INS: FGIC	1,350,000	1,314,751
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2030	7,355,000	8,327,184
Series A, AMT, 5.0%, 10/1/2031	3,495,000	3,938,655
Series A, AMT, 5.0%, 10/1/2032	9,050,000	10,151,566
Series B, 5.0%, 10/1/2035, INS: AGMC	15,000,000	16,995,600
Series A, 5.5%, 10/1/2041	30,000,000	34,677,900
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series C, AMT, 5.25%, 10/1/2022, INS: AGMC	20,000,000	23,297,200
Series A-1, 5.375%, 10/1/2035	1,000,000	1,144,810
Series A-1, 5.375%, 10/1/2041	19,290,000	21,958,000
Miami-Dade County, FL, Double Barreled Aviation, 5.0%, 7/1/2041	6,700,000	7,471,639
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2037	16,500,000	18,759,840
Miami-Dade County, FL, Water & Sewer Systems Revenue, 5.0%, 10/1/2034	17,800,000	20,116,670
North Brevard County, FL, Hospital District Revenue, Parrish Medical Center Project, 5.75%, 10/1/2043	10,000,000	11,114,600
Orange County, FL, Health Facilities Authority Revenue:
Series 2006-A, 6.25%, 10/1/2016, INS: NATL	1,100,000	1,210,231
Series 2006-A, ETM, 6.25%, 10/1/2016, INS: NATL	70,000	80,403
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare System:
Series B, 5.25%, 12/1/2029, INS: AGMC	6,500,000	7,199,400
Series A, 6.25%, 10/1/2018, INS: NATL	500,000	620,250
Series C, 6.25%, 10/1/2021, INS: NATL	6,000,000	7,743,180
Orange County, FL, Health Facilities Authority, Orlando Regional Facilities, Series A, ETM, 6.25%, 10/1/2016, INS: NATL	2,830,000	3,250,595
Orlando & Orange County, FL, Expressway Authority Revenue:
Series C, 5.0%, 7/1/2035	16,215,000	18,172,475
Series A, 5.0%, 7/1/2040	11,895,000	13,199,287
Palm Beach County, FL, Airport Systems Revenue:
5.75%, 10/1/2013, INS: NATL	3,770,000	3,885,400
5.75%, 10/1/2014, INS: NATL	755,000	814,132
Palm Beach County, FL, Criminal Justice Facilities Revenue, 7.2%, 6/1/2015, INS: FGIC, NATL	110,000	124,537
Port St. Lucie, FL, Utility System Revenue:
5.0%, 9/1/2035, INS: AGC	2,600,000	2,941,250
5.25%, 9/1/2035, INS: AGC	3,000,000	3,484,380
Sunrise, FL, Water & Sewer Revenue, Utility Systems, ETM, 5.5%, 10/1/2018, INS: AMBAC	12,500,000	14,765,000
Tallahassee, FL, Energy System Revenue, 5.5%, 10/1/2016, INS: AMBAC	1,005,000	1,166,081
Tampa, FL, Sports Authority Revenue, Sales Tax-Tampa Bay Arena Project, 5.75%, 10/1/2020, INS: NATL	2,075,000	2,294,058
Tampa, FL, Utility Tax Revenue:
Zero Coupon, 10/1/2014, INS: AMBAC	375,000	370,117
ETM, Zero Coupon, 10/1/2014, INS: AMBAC	2,790,000	2,770,777
Tampa-Hillsborough County, FL, Expressway Authority Revenue, Series A, 5.0%, 7/1/2037	18,430,000	20,811,709

		362,169,039
Georgia 5.1%
Athens-Clarke County, GA, Unified Government Development Authority Revenue, University of Georgia Athletic Association, Inc. Project, 0.1% **, 8/1/2033, LOC: Wells Fargo Bank NA	2,100,000	2,100,000
Atlanta, GA, Airport Revenue:
Series A, 5.0%, 1/1/2035	2,470,000	2,749,975
Series B, 5.0%, 1/1/2037	720,000	816,422
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue, 5.0%, 7/1/2039	5,000,000	5,746,100
Atlanta, GA, Water & Sewer Revenue, Series A, 5.5%, 11/1/2019, INS: FGIC, NATL	13,000,000	16,260,920
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.375%, 11/1/2039, INS: AGMC	40,000,000	45,641,200
Burke County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp. Vogtle Project:
Series A, 5.3%, 1/1/2033, INS: AGMC	10,000,000	11,388,900
Series B, 5.5%, 1/1/2033	4,000,000	4,359,760
Burke County, GA, Development Authority, Georgia Power Co., Plant Vogtle Project, AMT, 0.15% **, 11/1/2052	11,000,000	11,000,000
De Kalb County, GA, Water & Sewer Revenue:
Series A, 5.25%, 10/1/2032	2,180,000	2,557,118
Series A, 5.25%, 10/1/2033	3,635,000	4,251,787
Series A, 5.25%, 10/1/2036	11,115,000	12,855,164
Series A, 5.25%, 10/1/2041	13,000,000	14,919,320
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.375%, 2/15/2040	8,225,000	9,082,456
Series A, 5.5%, 2/15/2045	20,000,000	22,315,400
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	17,440,000	20,191,683
Series B, 5.0%, 3/15/2019	5,000,000	5,678,050
Series A, 5.0%, 3/15/2020	2,700,000	3,141,504
Series B, 5.0%, 3/15/2020	5,000,000	5,696,450
Series A, 5.0%, 3/15/2022	17,340,000	20,262,831
Series A, 5.5%, 9/15/2023	5,000,000	5,973,100
Series A, 5.5%, 9/15/2024	4,635,000	5,581,050
Series A, 5.5%, 9/15/2027	5,000,000	6,045,900
Series A, 5.5%, 9/15/2028	5,000,000	6,032,100
Georgia, Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare Systems, 6.5%, 8/1/2038, INS: AGC	18,700,000	21,664,698
Georgia, Municipal Electric Authority Power Revenue, Series W, 6.6%, 1/1/2018, INS: NATL	8,575,000	9,598,169
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, Series C, 0.1% **, 10/1/2031, LOC: Branch Banking & Trust	8,335,000	8,335,000
Georgia, State Municipal Electric Authority, Series GG, 5.0%, 1/1/2039	5,695,000	6,474,475
Georgia, Water & Sewer Revenue, Municipal Electric Authority Power Revenue, Series W, ETM, 6.6%, 1/1/2018, INS: NATL	100,000	118,003

		290,837,535
Hawaii 0.7%
Hawaii, State Airports Systems Revenue, Series A, 5.0%, 7/1/2039	16,800,000	18,607,512
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaiian Electric Co., Inc., 6.5%, 7/1/2039, GTY: Hawaiian Electric Co., Inc.	6,000,000	7,052,700
Honolulu City & County, HI, Wastewater Systems Revenue, Series A, 5.25%, 7/1/2036	10,285,000	12,160,161

		37,820,373
Idaho 0.2%
Idaho, Health Facilities Authority Revenue, St. Luke's Regional Medical Center, 6.75%, 11/1/2037	10,060,000	11,896,453
Illinois 9.6%
Chicago, IL, Core City General Obligation, Zero Coupon, 1/1/2017, INS: FGIC, NATL	20,000,000	18,851,800
Chicago, IL, General Obligation:
Series B, 5.125%, 1/1/2015, INS: AMBAC	1,470,000	1,553,496
Series B, Prerefunded, 5.125%, 1/1/2015, INS: AMBAC	490,000	510,178
Series A, 5.25%, 1/1/2035	10,125,000	11,312,055
Chicago, IL, O'Hare International Airport Revenue:
Series A-2, AMT, 5.75%, 1/1/2019, INS: AGMC	12,975,000	13,528,903
Series C, 6.5%, 1/1/2041	26,700,000	34,581,039
Chicago, IL, O'Hare International Airport Revenue, Third Lien:
Series A, 5.75%, 1/1/2039	13,650,000	16,051,581
Series B, 6.0%, 1/1/2041	25,000,000	30,376,500
Chicago, IL, Sales & Special Tax Revenue, 5.375%, 1/1/2014, INS: AMBAC	1,105,000	1,150,416
Chicago, IL, School District General Obligation Lease, Board of Education:
Series A, 6.0%, 1/1/2016, INS: NATL	11,025,000	12,570,485
Series A, 6.0%, 1/1/2020, INS: NATL	46,340,000	54,194,630
Series A, 6.25%, 1/1/2015, INS: NATL	15,225,000	16,124,036
Chicago, IL, Water & Sewer Revenue, Zero Coupon, 11/1/2018, INS: AMBAC	5,165,000	4,679,490
Chicago, IL, Water Revenue, 5.0%, 11/1/2023, INS: AGMC	10,000,000	11,896,400
Cook County, IL, County General Obligation, 6.5%, 11/15/2014, INS: FGIC, NATL	18,560,000	20,439,386
Cook County, IL, Forest Preservation District, Series C, 5.0%, 12/15/2037	3,155,000	3,617,996
Illinois, Finance Authority Revenue, Advocate Health Care Network:
Series B, 5.375%, 4/1/2044	5,500,000	6,088,170
Series A, 5.5%, 4/1/2044	5,500,000	6,144,930
Series D, 6.5%, 11/1/2038	4,085,000	4,946,281
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	8,000,000	8,899,440
Illinois, Finance Authority Revenue, Memorial Health Systems:
5.5%, 4/1/2034	12,100,000	13,511,828
5.5%, 4/1/2039	4,800,000	5,309,904
Illinois, Finance Authority Revenue, Northwest Community Hospital, Series A, 5.5%, 7/1/2038	22,990,000	25,158,647
Illinois, Higher Education Revenue, Zero Coupon, 4/1/2015, INS: NATL	3,300,000	3,237,102
Illinois, Hospital & Healthcare Revenue, Health Facilities Authority:
6.25%, 8/15/2013, INS: NATL	655,000	671,539
Series A, 6.25%, 1/1/2015, INS: AMBAC	5,050,000	5,348,203
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Capital Appreciation:
Zero Coupon, 6/15/2013, INS: NATL	4,045,000	4,035,616
ETM, Zero Coupon, 6/15/2013, INS: NATL	3,520,000	3,516,902
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, McCormick Place Expansion:
Series A, Zero Coupon, 6/15/2016, INS: FGIC, NATL	7,035,000	6,762,675
Series A, ETM, Zero Coupon, 6/15/2016, INS: FGIC, NATL	2,965,000	2,899,651
Illinois, Municipal Electric Agency Power Supply:
Series A, 5.25%, 2/1/2023, INS: FGIC, NATL	3,500,000	4,023,985
Series A, 5.25%, 2/1/2024, INS: FGIC, NATL	2,500,000	2,874,275
Illinois, Pollution Control Revenue, Development Finance Authority, 5.85%, 1/15/2014, INS: AMBAC	5,000,000	5,196,200
Illinois, Project Revenue, Zero Coupon, 1/1/2014, INS: AGMC	17,975,000	17,834,435
Illinois, Railsplitter Tobacco Settlement Authority, 6.0%, 6/1/2028	17,315,000	20,759,473
Illinois, Regional Transportation Authority:
Series B, 5.75%, 6/1/2033, INS: NATL	7,000,000	9,229,010
Series A, 6.7%, 11/1/2021, INS: FGIC, NATL	23,910,000	28,587,513
Illinois, Sales & Special Tax Revenue:
6.25%, 12/15/2020, INS: AMBAC	6,380,000	7,284,365
Series P, 6.5%, 6/15/2013	405,000	412,569
Illinois, Special Assessment Revenue, Metropolitan Pier and Exposition Authority, Series A, Zero Coupon, 12/15/2018, INS: NATL	6,660,000	6,016,311
Illinois, State Finance Authority Revenue, Ascension Health Credit Group:
Series A, 5.0%, 11/15/2032	2,435,000	2,817,003
Series A, 5.0%, 11/15/2037	3,440,000	3,906,051
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 5/15/2041	13,155,000	14,334,346
Illinois, State Finance Authority Revenue, University of Chicago Medical Center, Series A, 0.11% **, 8/1/2044, LOC: Bank of America NA	27,550,000	27,550,000
Lake Cook Kane & McHenry Counties, IL, School District General Obligation, 6.3%, 12/1/2017, INS: AGMC	1,885,000	2,364,054
Lake County, IL, Higher Education Revenue, District No. 117:
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	5,880,000	5,834,606
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	5,985,000	5,841,779
Springfield, IL, Water Revenue, 5.0%, 3/1/2037	3,640,000	4,196,956
Will County, IL, County General Obligation:
Series B, Zero Coupon, 12/1/2013, INS: FGIC, NATL	12,030,000	12,006,301
Series B, Zero Coupon, 12/1/2014, INS: FGIC, NATL	10,255,000	10,170,294
Will County, IL, School District General Obligation, Community Unit School District No. 365-U, Series B, ETM, Zero Coupon, 11/1/2015, INS: AGMC	8,000,000	7,880,560

		547,089,365
Indiana 1.4%
Indiana, Electric Revenue, Municipal Power Agency, Series B, 5.5%, 1/1/2016, INS: NATL	10,160,000	10,861,650
Indiana, Finance Authority Hospital Revenue, Deaconess Hospital Obligation, Series A, 6.75%, 3/1/2039	5,230,000	6,173,335
Indiana, Hospital & Healthcare Revenue, Health Facilities Financing Authority:
ETM, 6.0%, 7/1/2013, INS: NATL	1,620,000	1,650,841
ETM, 6.0%, 7/1/2014, INS: NATL	1,720,000	1,843,974
ETM, 6.0%, 7/1/2015, INS: NATL	1,825,000	2,050,928
6.0%, 7/1/2016, INS: NATL	465,000	525,543
ETM, 6.0%, 7/1/2016, INS: NATL	1,470,000	1,735,173
6.0%, 7/1/2017, INS: NATL	490,000	564,377
ETM, 6.0%, 7/1/2017, INS: NATL	1,560,000	1,916,710
6.0%, 7/1/2018, INS: NATL	520,000	612,310
ETM, 6.0%, 7/1/2018, INS: NATL	1,655,000	2,093,228
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, 5.0%, 3/1/2041	17,395,000	18,857,398
Indiana, State Finance Authority, Hospital Revenue, Indiana University Health, Series D, 0.1% **, 3/1/2033, LOC: Northern Trust Co.	6,115,000	6,115,000
Indiana, State Finance Authority, Wastewater Utility Revenue, First Lien, Series A, 5.25%, 10/1/2038	8,000,000	9,337,680
Indiana, Transportation/Tolls Revenue, Series A, 7.25%, 6/1/2015	1,960,000	2,104,981
St. Joseph County, IN, Educational Facilities Revenue, Notre Dame du Lac Project, 5.0%, 3/1/2036	10,000,000	11,439,300

		77,882,428
Iowa 0.0%
Iowa, State Finance Authority, Single Family Revenue, Series C, AMT, 0.13% **, 1/1/2036, SPA: State Street Bank & Trust Co.	1,700,000	1,700,000
Kansas 0.7%
Kansas, Pollution Control Revenue, Development Financing Authority, Series II, 5.5%, 11/1/2017	1,000,000	1,221,050
Kansas, State Development Finance Authority Hospital Revenue, Adventist Health System:
Series A, 5.0%, 11/15/2032	13,000,000	15,130,050
Series A, 5.0%, 11/15/2034	8,465,000	9,837,176
Olathe, KS, Health Facilities Revenue, Olathe Medical Center, Inc., 144A, 0.14% **, 9/1/2032, LOC: Bank of America NA	12,655,000	12,655,000
Wichita, KS, Hospital Revenue, Facilities Improvement, Series III-A, 5.0%, 11/15/2034	3,590,000	3,935,430

		42,778,706
Kentucky 2.0%
Kentucky, Economic Development Finance Authority, Health Systems Revenue, Norton Healthcare:
Series C, 5.7%, 10/1/2013, INS: NATL	5,495,000	5,668,093
Series C, ETM, 5.7%, 10/1/2013, INS: NATL	2,750,000	2,833,270
Series C, 5.8%, 10/1/2014, INS: NATL	3,420,000	3,555,979
Series C, Prerefunded, 5.8%, 10/1/2014, INS: NATL	1,710,000	1,783,308
Series C, 5.85%, 10/1/2015, INS: NATL	3,490,000	3,625,098
Series C, Prerefunded, 5.85%, 10/1/2015, INS: NATL	1,745,000	1,820,314
Series C, 5.9%, 10/1/2016, INS: NATL	4,330,000	4,494,020
Series C, Prerefunded, 5.9%, 10/1/2016, INS: NATL	2,170,000	2,264,308
Kentucky, Economic Development Finance Authority, Hospital Facilities Revenue, Owensboro Medical Health Systems, Series A, 6.5%, 3/1/2045	11,000,000	13,250,930
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2038, INS: AGC	4,500,000	4,930,470
Louisville & Jefferson County, KY, Metropolitan Government Health Systems Revenue, Norton Healthcare, Inc., 5.0%, 10/1/2030	15,000,000	15,906,150
Louisville & Jefferson County, KY, Metropolitan Government Revenue, Catholic Health Initiatives, Series A, 5.0%, 12/1/2035	20,770,000	23,433,545
Louisville & Jefferson County, KY, Regional Airport Authority Revenue, United Parcel Services, Inc., Series A, AMT, 0.12% **, 1/1/2029	30,000,000	30,000,000

		113,565,485
Louisiana 0.5%
East Baton Rouge, LA, Sewer Commission Revenue, Series A, 5.25%, 2/1/2039	10,000,000	11,484,700
Louisiana, Public Facilities Authority, Hospital Revenue, Lafayette General Medical Center, 5.5%, 11/1/2040	5,000,000	5,537,400
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	12,000,000	12,833,280

		29,855,380
Maine 0.2%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.0%, 7/1/2040	9,650,000	10,609,114
Maryland 0.3%
Maryland, State Economic Development Corp. Revenue, Senior Lien Project, Chesapeake Bay:
Series A, 5.0%, 12/1/2016	860,000	786,057
Series A, 5.0%, 12/1/2031	20,000,000	13,862,600
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, Series A, 6.75%, 7/1/2039	3,400,000	4,208,656

		18,857,313
Massachusetts 3.7%
Massachusetts, Bay Transportation Authority Revenue, Series B, 6.2%, 3/1/2016	7,065,000	7,549,730
Massachusetts, Higher Education Revenue, College Building Authority Project, Series A, 7.5%, 5/1/2014	3,800,000	3,971,570
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	4,310,000	4,312,371
Massachusetts, Port Authority Revenue, ETM, 13.0%, 7/1/2013	235,000	244,341
Massachusetts, Sales & Special Tax Revenue, Federal Highway Grant, Series A, ETM, Zero Coupon, 12/15/2014	27,680,000	27,465,757
Massachusetts, State College Building Authority Revenue:
Series B, 5.0%, 5/1/2037	4,500,000	5,211,135
Series B, 5.0%, 5/1/2043	4,125,000	4,741,192
Massachusetts, State Department of Transportation, Metropolitan Highway Systems Revenue, Series B, 5.0%, 1/1/2032	28,800,000	32,556,384
Massachusetts, State Development Finance Agency Revenue, Linden Ponds, Inc. Facility:
Series B, 11/15/2056*	314,524	1,673
Series A-2, 5.5%, 11/15/2046	63,235	39,809
Series A-1, 6.25%, 11/15/2031	1,182,967	943,038
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series L, 5.0%, 7/1/2036	13,680,000	15,604,092
Massachusetts, State Health & Educational Facilities Authority Revenue, Massachusetts Institute of Technology, Series K, 5.5%, 7/1/2022	9,000,000	12,048,030
Massachusetts, State Health & Educational Facilities Authority Revenue, Suffolk University, Series A, 5.75%, 7/1/2039	14,285,000	15,921,775
Massachusetts, State Port Authority Special Facilities Revenue, Delta Air Lines, Inc. Project:
Series A, AMT, 5.5%, 1/1/2014, INS: AMBAC	3,000,000	3,003,180
Series A, AMT, 5.5%, 1/1/2015, INS: AMBAC	3,000,000	3,003,030
Series A, AMT, 5.5%, 1/1/2016, INS: AMBAC	3,000,000	3,002,640
Massachusetts, State School Building Authority, Sales Tax Revenue, Series B, 5.25%, 10/15/2035	12,000,000	14,377,200
Massachusetts, State Water Resource Authority:
Series B, 5.0%, 8/1/2041	5,500,000	6,337,760
Series J, 5.5%, 8/1/2021, INS: AGMC	5,685,000	7,411,876
Massachusetts, Transportation/Tolls Revenue, Turnpike Authority, Series C, Zero Coupon, 1/1/2018, INS: NATL	10,000,000	9,412,200
Massachusetts, Water & Sewer Revenue, Water Authority, Series J, 5.5%, 8/1/2020, INS: AGMC	14,315,000	18,413,384
Massachusetts, Water & Sewer Revenue, Water Resource Authority, Series A, ETM, 6.5%, 7/15/2019 (a)	13,710,000	16,270,480

		211,842,647
Michigan 2.4%
Detroit, MI, School District General Obligation, Series C, 5.25%, 5/1/2014, INS: FGIC	1,000,000	1,051,710
Detroit, MI, Sewer Disposal Revenue, Series B, 7.5%, 7/1/2033, INS: AGMC	10,000,000	12,472,500
Detroit, MI, Water & Sewer Revenue, Series A, Zero Coupon, 7/1/2015, INS: FGIC, NATL	8,710,000	8,279,813
Detroit, MI, Water Supply Systems Revenue, Series A, 5.75%, 7/1/2037	11,410,000	12,817,994
Michigan, State Building Authority Revenue, Facilities Program:
Series H, 5.125%, 10/15/2033	9,755,000	10,890,092
Series I, 6.0%, 10/15/2038	9,000,000	10,871,550
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023, INS: AGMC	7,500,000	8,820,600
Michigan, State Hospital Finance Authority Revenue, MidMichigan Health Obligation Group, Series A, 6.125%, 6/1/2039	4,000,000	4,669,680
Michigan, State Hospital Finance Authority Revenue, Trinity Health, Series A, 6.5%, 12/1/2033	10,000,000	12,133,500
Michigan, State Hospital Finance Authority, Trinity Health Credit Group, Series C, 5.0%, 12/1/2034	27,000,000	30,279,960
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital, 8.25%, 9/1/2039	7,200,000	9,188,064
Wayne County, MI, Airport Authority Revenue, Detroit Metropolitan Airport:
Series A, 5.0%, 12/1/2037	9,255,000	10,405,952
Series A, 5.0%, 12/1/2042	7,095,000	7,927,527

		139,808,942
Minnesota 0.4%
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 6.75%, 11/15/2032	6,440,000	7,852,163
University of Minnesota, Higher Education Revenue:
Series A, ETM, 5.75%, 7/1/2017	3,240,000	3,896,845
Series A, ETM, 5.75%, 7/1/2018 (a)	6,760,000	8,350,628

		20,099,636
Mississippi 0.5%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series C, 5.25%, 8/1/2027	13,890,000	16,129,623
Warren County, MS, Gulf Opportunity Zone, International Paper Co.:
Series A, 5.5%, 9/1/2031	5,000,000	5,290,750
Series A, 6.5%, 9/1/2032	7,420,000	8,534,410

		29,954,783
Missouri 0.7%
Cape Girardeau County, MO, Industrial Development Authority, Health Care Facilities Revenue, St. Francis Medical Center, Series A, 5.75%, 6/1/2039	2,150,000	2,425,437
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services, Series C, 5.0%, 2/1/2042	8,240,000	8,423,587
North Kansas City, MO, Hospital Revenue, 0.14% **, 11/1/2033, LOC: Bank of America NA	20,660,000	20,660,000
St. Louis, MO, Industrial Development Authority Revenue, Convention Center Hotel, Zero Coupon, 7/15/2016, INS: AMBAC	6,895,000	6,185,091
St. Louis, MO, State General Obligation Lease, Industrial Development Authority, Convention Center Hotel, Zero Coupon, 7/15/2015, INS: AMBAC	4,200,000	3,899,784

		41,593,899
Nebraska 0.1%
Omaha, NE, Public Power District Electric Revenue:
Series A, 5.5%, 2/1/2033	1,000,000	1,159,700
Series A, 5.5%, 2/1/2035	1,000,000	1,159,700
Series A, 5.5%, 2/1/2039	1,000,000	1,159,700

		3,479,100
Nevada 0.6%
Clark County, NV, Airport Revenue:
Series B-2, AMT, 0.11% **, 7/1/2022, LOC: State Street Bank &Trust Co.	10,000,000	10,000,000
Series B, 5.125%, 7/1/2036	5,000,000	5,591,900
Las Vegas Monorail Co.:
Series B, Step-up Coupon, 3.0% to 12/31/2015, 5.5% to 7/15/2055* (PIK)	25,545	0
Series A, 5.5%, 7/15/2019* (PIK)	85,140	0
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	17,720,000	20,158,626

		35,750,526
New Hampshire 0.2%
New Hampshire, Health & Education Facilities Authority Revenue, Wentworth-Douglas Hospital, Series A, 6.5%, 1/1/2031	10,000,000	11,946,500
New Jersey 3.2%
New Jersey, Economic Development Authority Revenue, Cigarette Tax:
Prerefunded, 5.5%, 6/15/2031	3,000,000	3,206,160
Prerefunded, 5.75%, 6/15/2034	2,455,000	2,631,662
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue:
Series A, 5.0%, 7/1/2022, INS: NATL	7,140,000	7,526,988
Series A, 5.0%, 7/1/2023, INS: NATL	8,845,000	9,324,399
New Jersey, Garden State Preservation Trust, Open Space & Farm Land, Series 2005-A, Prerefunded, 5.8%, 11/1/2023, INS: AGMC	5,000,000	5,722,150
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,000,000	1,000,740
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2028	1,050,000	1,187,823
New Jersey, State Economic Development Authority Revenue, School Facilities Construction:
Series NN, 5.0%, 3/1/2030	27,000,000	31,549,770
Series NN, 5.0%, 3/1/2031	14,775,000	17,181,552
New Jersey, State Transportation Trust Fund Authority, Series A, 5.75%, 6/15/2020, INS: AMBAC	11,000,000	13,819,740
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2038	12,565,000	14,118,160
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series B, 5.25%, 6/15/2036	15,940,000	18,235,200
Series B, 5.5%, 6/15/2031	13,200,000	15,687,408
Series A, 6.0%, 6/15/2035	6,000,000	7,370,100
Series A, 6.0%, 12/15/2038	11,075,000	13,279,368
Series A, Prerefunded, 6.0%, 12/15/2038	5,925,000	7,635,370
New Jersey, State Turnpike Authority Revenue:
Series A, 5.0%, 1/1/2035	6,025,000	6,896,637
Series E, 5.25%, 1/1/2040	5,250,000	5,882,940
Series C, 6.5%, 1/1/2016, INS: AMBAC	785,000	906,973
Series C, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	495,737
Series C-2005, ETM, 6.5%, 1/1/2016, INS: AMBAC	425,000	497,845

		184,156,722
New York 5.5%
New York, Higher Education Revenue, Dormitory Authority, Series B, 5.25%, 5/15/2019, INS: FGIC	6,000,000	6,796,920
New York, Higher Education Revenue, Dormitory Authority, City University, Series B, 6.0%, 7/1/2014, INS: FGIC	2,415,000	2,503,389
New York, Metropolitan Transportation Authority Revenue:
Series A, 5.0%, 11/15/2038	22,375,000	25,389,584
Series E, 5.0%, 11/15/2042	10,140,000	11,387,321
Series H, 5.0%, 11/15/2042	12,250,000	13,756,873
New York, School District General Obligation, Dormitory Authority, City University, Series A, 5.5%, 5/15/2019	1,500,000	1,788,660
New York, Senior Care Revenue, Dormitory Authority, City University, Series A, 5.25%, 5/15/2021	2,000,000	2,461,940
New York, State Agency General Obligation Lease, Urban Development Corp., 5.7%, 4/1/2020	3,600,000	4,324,104
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series F, 5.0%, 2/15/2035	5,000,000	5,790,850
Series A, 5.0%, 3/15/2038 (a)	8,750,000	10,048,850
Series C, 5.0%, 3/15/2041	10,000,000	11,324,800
New York, State General Obligation Lease, Urban Development Corp., State Facilities, 5.6%, 4/1/2015	4,655,000	4,895,291
New York, State General Obligation, Tobacco Settlement Financing Corp., Series A-1, 5.25%, 6/1/2022, INS: AMBAC	12,600,000	12,756,366
New York, State Liberty Development Corp. Revenue, World Trade Center Port Authority Construction, 5.25%, 12/15/2043	40,000,000	45,994,000
New York, State Thruway Authority Revenue, Series I, 5.0%, 1/1/2037	9,370,000	10,617,053
New York, State Thruway Authority, Second Generation Highway & Bridge Trust Funding Authority:
Series A, 5.0%, 4/1/2031	5,250,000	6,205,973
Series A, 5.0%, 4/1/2032	4,000,000	4,703,680
New York, Water & Sewer Revenue, Environmental Facilities Corp., State Water Pollution Control, Series E, 6.875%, 6/15/2014	2,430,000	2,444,531
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 50th Avenue Development, Series A, 0.08% **, 6/1/2048, LOC: Wells Fargo Bank NA	16,125,000	16,125,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Series FF-2, 5.0%, 6/15/2040	2,270,000	2,598,968
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second General Resolution, Series EE, 5.375%, 6/15/2043	11,250,000	13,159,575
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Second Generation-Fiscal 2008, Series BB-2, 0.12% **, 6/15/2035, SPA: Bank of America NA	22,000,000	22,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series D-1, 5.0%, 11/1/2038	10,000,000	11,537,900
New York, NY, General Obligation:
Series L-6, 0.07% **, 4/1/2032, SPA: Wells Fargo Bank NA	10,600,000	10,600,000
Series L-3, 0.12% **, 4/1/2036, SPA: Bank of America NA	7,800,000	7,800,000
Series D-1, 5.0%, 10/1/2033	25,000,000	29,059,500
Series D-1, 5.0%, 10/1/2034	5,000,000	5,795,400
Series I-1, 5.375%, 4/1/2036	7,000,000	8,323,280
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute, Series A, 5.125%, 9/1/2040	2,000,000	2,216,440

		312,406,248
North Carolina 1.4%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,500,000	1,775,220
Charlotte, NC, Core City General Obligation, 5.5%, 8/1/2018	4,165,000	4,300,238
Charlotte-Mecklenburg, NC, Hospital Authority, Health Care Systems Revenue, Carolinas Healthcare, Series C, 0.09% **, 1/15/2026, LOC: U.S. Bank NA	5,200,000	5,200,000
North Carolina, Electric Revenue, Eastern Municipal Power Agency:
6.0%, 1/1/2018, INS: AMBAC	8,775,000	10,794,479
Series B, 6.0%, 1/1/2022, INS: NATL	18,775,000	24,610,645
North Carolina, Lower Cape Fear Water & Sewer Authority, Special Facility Revenue, Bladen Bluffs Project, Recovery Zone Facility, 0.11% **, 12/1/2034, LOC: Rabobank International	4,020,000	4,020,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, University Health System, Series D, 6.25%, 12/1/2033	17,000,000	20,471,230
North Carolina, Municipal Power Agency, No. 1 Catawba Electric Revenue, Series A, 5.0%, 1/1/2030	5,410,000	6,101,506

		77,273,318
North Dakota 0.2%
Fargo, ND, Sanford Health Systems Revenue, 6.25%, 11/1/2031	9,260,000	11,515,180
Ohio 1.6%
Avon, OH, School District General Obligation, 6.5%, 12/1/2015, INS: AMBAC	940,000	1,040,787
Beavercreek, OH, School District General Obligation, Local School District, 6.6%, 12/1/2015, INS: FGIC, NATL	1,190,000	1,307,798
Cleveland, OH, Airport Systems Revenue, Series A, 5.0%, 1/1/2030	1,000,000	1,128,180
Cleveland, OH, Sales & Special Tax Revenue, Urban Renewal Tax Increment, Rock & Roll Hall of Fame and Museum Project, 6.75%, 3/15/2018	760,000	761,224
Cuyahoga County, OH, County General Obligation, 5.65%, 5/15/2018	500,000	570,615
Fayette County, OH, School District General Obligation, Rattlesnake Improvement Area Project, 5.9%, 12/1/2013	5,000	5,000
Finneytown, OH, Other General Obligation, Local School District, 6.2%, 12/1/2017, INS: FGIC, NATL	320,000	363,920
Franklin County, OH, School District General Obligation, 6.5%, 12/1/2013	145,000	151,173
Hancock County, OH, Hospital Revenue, Blanchard Valley Regional Health Center, 6.5%, 12/1/2030	14,425,000	17,568,063
Kent, OH, State University Revenues, General Receipts, Series A, 5.0%, 5/1/2037	8,440,000	9,592,566
Liberty Benton, OH, School District General Obligation, Zero Coupon, 12/1/2014, INS: AMBAC	570,000	554,895
Lucas County, OH, Hospital Revenue, Promedica Healthcare, Series A, 6.5%, 11/15/2037	6,000,000	7,528,740
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	13,090,000	14,648,103
Ohio, Higher Education Revenue, Case Western Reserve University:
6.0%, 10/1/2014	1,000,000	1,085,410
Series B, 6.5%, 10/1/2020	2,250,000	2,731,972
Ohio, School District General Obligation, 6.0%, 12/1/2019, INS: AMBAC	475,000	555,513
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems Project:
Series 2010, 5.25%, 11/15/2035, INS: AGMC	7,500,000	8,297,250
Series 2010, 5.5%, 11/15/2030, INS: AGMC	4,000,000	4,518,160
Ohio, State Hospital Facility Revenue, Cleveland Clinic Health System, Series B, 5.5%, 1/1/2039	13,600,000	15,373,848
Wayne, OH, School District General Obligation, 6.6%, 12/1/2016, INS: AMBAC	175,000	197,470
Wooster, OH, School District General Obligation, Zero Coupon, 12/1/2013, INS: AGMC	930,000	926,354

		88,907,041
Oklahoma 0.6%
Oklahoma, State Municipal Power Authority, Supply System Revenue, Series A, 6.0%, 1/1/2038	8,625,000	10,102,721
Oklahoma, Water & Sewer Revenue, McGee Creek Authority, 6.0%, 1/1/2023, INS: NATL	23,125,000	26,735,507

		36,838,228
Oregon 0.3%
Port of Portland, OR, Special Obligation Revenue, Horizon Air Industries, Inc. Project, AMT, 0.12% **, 6/15/2027, LOC: Bank of America NA	9,300,000	9,300,000
Yamhill County, OR, Hospital Authority, Friendsview Manor, 0.13% **, 12/1/2034, LOC: U.S. Bank NA	5,500,000	5,500,000

		14,800,000
Pennsylvania 3.3%
Allegheny County, PA, Airport Revenue, Pittsburgh International Airport, Series A-1, AMT, 5.75%, 1/1/2014, INS: NATL	10,500,000	10,900,995
Allegheny County, PA, Hospital Development Authority Revenue, University of Pittsburgh Medical, 5.625%, 8/15/2039	11,800,000	13,286,446
Beaver County, PA, Industrial Development Authority, First Energy General Corp., Series C, AMT, 0.11% **, 6/1/2028, GTY: FirstEnergy Solutions, LOC: Bank of Nova Scotia	5,000,000	5,000,000
Berks County, PA, Hospital & Healthcare Revenue, Municipal Authority, Reading Hospital & Medical Center Project, 5.7%, 10/1/2014, INS: NATL	370,000	384,219
Exter Township, PA, School District General Obligation, Zero Coupon, 5/15/2017, INS: FGIC, NATL	3,700,000	3,507,341
Latrobe, PA, Higher Education Revenue, Industrial Development Authority, 5.375%, 5/1/2013	220,000	221,839
Montgomery County, PA, Redevelopment Authority, Forge Gate Apartments Project, Series A, 0.11% **, 8/15/2031, LIQ: Fannie Mae	1,510,000	1,510,000
Pennsylvania, Central Bradford Progress Authority Revenue, Guthrie Healthcare System, 5.375%, 12/1/2041	12,550,000	14,265,460
Pennsylvania, Commonwealth Financing Authority Revenue:
Series B, 5.0%, 6/1/2036	5,475,000	6,251,957
Series B, 5.0%, 6/1/2042	13,975,000	15,790,911
Pennsylvania, Sales & Special Tax Revenue, Convention Center Authority, Series A, ETM, 6.0%, 9/1/2019, INS: FGIC	2,200,000	2,813,580
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series C, 0.1% **, 7/1/2024, LOC: PNC Bank NA	52,800,000	52,800,000
Pennsylvania, State Turnpike Commission Revenue, Series B, 5.75%, 6/1/2039	32,000,000	36,234,240
Pennsylvania, State Turnpike Commission Revenue, Motor License Fund, Series A, 6.0%, 12/1/2036	3,000,000	3,694,560
Pennsylvania, Water & Sewer Revenue, 5.25%, 11/1/2014, INS: NATL	780,000	820,459
Philadelphia, PA, Airport Revenue, Series A, 5.0%, 6/15/2035	7,080,000	7,727,395
Philadelphia, PA, Water & Wastewater Revenue:
Series A, 5.25%, 1/1/2032	3,000,000	3,365,100
Series A, 5.25%, 1/1/2036	2,500,000	2,784,375
Pittsburgh, PA, Core City General Obligation, Series A, 5.5%, 9/1/2014, INS: AMBAC	555,000	573,698
Pittsburgh, PA, Water & Sewer System, ETM, 7.25%, 9/1/2014, INS: FGIC	40,000	42,535
Westmoreland County, PA, Project Revenue, Zero Coupon, 8/15/2017, INS: NATL	6,230,000	5,839,317

		187,814,427
Puerto Rico 0.9%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A, 5.375%, 8/1/2039	13,650,000	14,465,860
Series A, 6.5%, 8/1/2044	35,000,000	39,881,450

		54,347,310
Rhode Island 0.9%
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, Brown University, Series A, 5.0%, 9/1/2039	13,000,000	14,811,030
Rhode Island, Health & Educational Building Corp., Higher Education Facility Revenue, University of Rhode Island, Series A, 6.25%, 9/15/2034	10,000,000	11,816,800
Rhode Island, Project Revenue, Convention Center Authority, Series B, 5.25%, 5/15/2015, INS: NATL	13,870,000	14,391,928
Rhode Island, Tobacco Settlement Financing Corp., Series A, 6.125%, 6/1/2032	7,750,000	7,827,190

		48,846,948
South Carolina 0.8%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, 5.375%, 10/1/2039	7,500,000	8,426,775
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
5.75%, 8/1/2039	1,910,000	2,143,039
Series C, Prerefunded, 7.0%, 8/1/2030	6,885,000	7,084,114
South Carolina, Piedmont Municipal Power Agency, Electric Revenue:
Series A, ETM, 6.5%, 1/1/2016, INS: FGIC	430,000	501,969
6.75%, 1/1/2019, INS: FGIC, NATL	2,065,000	2,644,501
ETM, 6.75%, 1/1/2019, INS: FGIC	1,460,000	1,918,207
South Carolina, State Ports Authority Revenue, 5.25%, 7/1/2040	10,195,000	11,492,008
South Carolina, State Public Service Authority Revenue, Santee Cooper:
Series E, 5.0%, 1/1/2040	10,000,000	11,264,600
Series A, 5.375%, 1/1/2028	2,500,000	2,980,425

		48,455,638
South Dakota 0.1%
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.5%, 11/1/2040	3,000,000	3,358,980
Tennessee 0.8%
Jackson, TN, Hospital Revenue, Jackson-Madison Project:
5.5%, 4/1/2033	3,000,000	3,388,650
5.625%, 4/1/2038	4,550,000	5,138,588
5.75%, 4/1/2041	8,675,000	9,861,480
Knox County, TN, Hospital & Healthcare Revenue, Sanders Alliance, 5.75%, 1/1/2014, INS: NATL	2,000,000	2,091,280
Shelby County, TN, General Obligation:
Zero Coupon, 8/1/2014	4,920,000	4,890,824
ETM, Zero Coupon, 8/1/2014	45,000	44,727
Sullivan County, TN, Health, Educational & Housing Facilities Board, Hospital Revenue, Wellmont Health Systems Project, Series C, 5.25%, 9/1/2036	10,000,000	10,554,400
Tennessee, Energy Acquisition Corp., Gas Revenue:
Series A, 5.25%, 9/1/2019	7,000,000	8,166,060
Series A, 5.25%, 9/1/2021	2,000,000	2,347,440

		46,483,449
Texas 11.2%
Abilene, TX, Senior Care Revenue, Sears Methodist Retirement, Health Facilities Development, Series A, 5.875%, 11/15/2018	2,274,000	1,838,779
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 3.375%, 4/1/2027 (b)	21,335,000	10,521,142
Austin, TX, Electric Utility Systems Revenue, 5.0%, 11/15/2037	7,080,000	8,210,251
Cypress and Fairbanks, TX, School District General Obligation, Cypress-Fairbanks Texas Independent School District, Series A, Zero Coupon, 2/15/2014	6,000,000	5,979,960
Dallas, TX, Performing Arts Cultural Facilities Corp., Dallas Arts Center Foundation Project, Series A, 0.12% **, 9/1/2041, LOC: Bank of America NA	33,000,000	33,000,000
Dallas, TX, Waterworks & Sewer Systems Revenue, 5.0%, 10/1/2037	4,600,000	5,228,452
Harris County, TX, County General Obligation, Zero Coupon, 10/1/2017, INS: NATL	3,910,000	3,759,778
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare System, Series B, 7.25%, 12/1/2035	5,000,000	6,222,050
Harris County, TX, Port Houston Authority, Series D-1, 5.0%, 10/1/2035	18,290,000	22,132,363
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2027, INS: FGIC, NATL	21,030,000	23,846,758
Series B, 5.0%, 7/1/2032	3,510,000	4,042,572
Series A, 5.5%, 7/1/2039	10,000,000	11,651,500
Houston, TX, Higher Education Finance Corp. Revenue, Rice University Project, Series A, 5.0%, 5/15/2040	11,185,000	12,777,856
Houston, TX, Utility Systems Revenue, First Lien, Series D, 5.0%, 11/15/2036	7,000,000	8,104,040
North Texas, Tollway Authority Revenue:
Series C, 5.25%, 1/1/2044	20,000,000	21,773,000
First Tier, Series A, 5.625%, 1/1/2033	6,500,000	7,467,005
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	13,598,521
Second Tier, Series F, 5.75%, 1/1/2038	16,500,000	18,274,905
First Tier, 6.0%, 1/1/2043	30,000,000	35,091,600
North Texas, Tollway Authority Revenue, Special Project Systems:
Series D, 5.0%, 9/1/2032	8,000,000	9,301,200
Series A, 6.0%, 9/1/2041	6,675,000	8,273,596
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare:
5.0%, 8/15/2036 (c)	4,585,000	5,211,173
5.0%, 8/15/2043 (c)	4,900,000	5,468,743
5.625%, 8/15/2035	10,000,000	11,754,600
Tarrant County, TX, Cultural Education Facilities Finance Corp., State Health Resources, 5.0%, 11/15/2040	19,325,000	21,316,828
Texas, Dallas/Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2035	11,470,000	12,935,407
Series D, 5.0%, 11/1/2035	24,425,000	27,545,538
Series D, AMT, 5.0%, 11/1/2038	19,355,000	21,094,047
Series A, 5.25%, 11/1/2038	20,000,000	22,762,400
Series A, AMT, 5.5%, 11/1/2019, INS: NATL	20,000,000	20,677,800
Texas, Electric Revenue:
Zero Coupon, 9/1/2017, INS: NATL	5,880,000	5,575,004
ETM, Zero Coupon, 9/1/2017, INS: NATL	120,000	115,852
Texas, Electric Revenue, Municipal Power Agency, Zero Coupon, 9/1/2016, INS: NATL	18,300,000	17,681,826
Texas, Grapevine-Colleyville Independent School District Building:
5.0%, 8/15/2034	6,080,000	7,124,179
5.0%, 8/15/2035	6,130,000	7,167,625
5.0%, 8/15/2036	3,350,000	3,897,826
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2036	19,500,000	21,990,345
Texas, Lower Colorado River Authority, Transmission Contract Revenue, LCRA Transmission Services, 5.0%, 5/15/2040	20,000,000	22,254,000
Texas, Lower Neches Valley Authority, Industrial Development Authority Corp., Mobil Oil Refining Corp. Project, AMT, 0.1% **, 4/1/2029	10,000,000	10,000,000

Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series B, 0.906% ***, 12/15/2026	19,800,000	16,907,616
Series D, 6.25%, 12/15/2026	20,000,000	26,059,200
Texas, Municipal Power Agency, ETM, Zero Coupon, 9/1/2016, INS: NATL	375,000	366,533
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue:
5.5%, 8/1/2021	5,575,000	6,622,710
5.5%, 8/1/2025	2,750,000	3,306,820
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, 5.0%, 10/1/2035	2,400,000	2,820,648
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
5.0%, 12/15/2030	2,250,000	2,452,703
5.0%, 12/15/2031	4,500,000	4,886,325
5.0%, 12/15/2032	12,000,000	12,979,560
Texas, State Technical University Revenue, Series A, 5.0%, 8/15/2037	5,400,000	6,256,602
Texas, State Transportation Commission, Turnpike Systems Revenue, Series A, 5.0%, 8/15/2041	38,425,000	42,237,528

		640,564,766
Utah 0.0%
Provo, UT, Electric Revenue, Series A, ETM, 10.375%, 9/15/2015, INS: AMBAC	580,000	658,219
Salt Lake City, UT, Core City General Obligation, 5.75%, 6/15/2014	25,000	25,124

		683,343
Virginia 0.4%
Roanoke, VA, Hospital & Healthcare Revenue, Industrial Development Authority, Roanoke Memorial Hospital, Series B, ETM, 6.125%, 7/1/2017, INS: NATL	5,500,000	6,341,445
Virginia Beach, VA, Hospital & Healthcare Revenue, Development Authority Hospital Facility First Mortgage, 5.125%, 2/15/2018, INS: AMBAC	3,000,000	3,363,660
Washington County, VA, Industrial Development Authority, Hospital Facility Revenue, Mountain States Health Alliance, Series C, 7.75%, 7/1/2038	7,760,000	9,624,883
Winchester, VA, Hospital & Healthcare Revenue, Industrial Development Authority, 5.5%, 1/1/2015, INS: AMBAC	2,490,000	2,623,265

		21,953,253
Washington 2.5%
Chelan County, WA, Electric Revenue, Public Utilities, Columbia River Rock, Zero Coupon, 6/1/2014, INS: NATL	12,685,000	12,577,558
Clark County, WA, School District General Obligation, Zero Coupon, 12/1/2017, INS: FGIC, NATL	6,725,000	6,381,487
Port of Seattle, WA, Airport Revenue:
Series A, 5.0%, 8/1/2031	2,000,000	2,350,460
Series A, 5.0%, 8/1/2032	2,500,000	2,920,075
Series B, AMT, 6.0%, 2/1/2014, INS: NATL	4,000,000	4,202,680
Washington, State General Obligation:
Series 5, Zero Coupon, 1/1/2017, INS: FGIC, NATL	4,535,000	4,380,402
Series B, 5.0%, 2/1/2033	5,000,000	5,817,350
Series 2011A, 5.0%, 8/1/2033	20,000,000	23,613,800
Series A, 5.0%, 8/1/2035	12,190,000	14,205,007
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028, INS: Radian	5,240,000	5,603,604
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, Series A, 6.125%, 8/15/2037	7,035,000	7,741,595
Washington, State Health Care Facilities Authority, Swedish Health Services, Series A, Prerefunded, 6.75%, 11/15/2041	12,175,000	17,109,528
Washington, State Higher Education Facilities Authority Revenue, Seattle University Project, Series A, 0.1% **, 5/1/2028, LOC: U.S. Bank NA	8,170,000	8,170,000
Washington, State Motor Vehicle Tax-Senior 520, Corridor Toll Program:
Series C, 5.0%, 6/1/2032	7,725,000	9,072,626
Series C, 5.0%, 6/1/2033	6,000,000	7,017,600
Series C, 5.0%, 6/1/2041	11,000,000	12,576,630

		143,740,402
West Virginia 0.2%
Cabell County, WV, University Facilities, Provident Group Marshall Properties, Series A, 0.15% **, 7/1/2039, LOC: Bank of America NA	10,000,000	10,000,000
Wisconsin 1.7%
Milwaukee County, WI, Airport Revenue, Series A, 5.0%, 12/1/2034	7,000,000	7,690,760
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority:
Series B, ETM, 6.25%, 1/1/2022, INS: AMBAC	3,245,000	4,023,248
Series C, ETM, 6.25%, 1/1/2022, INS: AMBAC	5,675,000	7,074,285
Wisconsin, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	14,000,000	14,067,340
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, 5.0%, 7/1/2036 (c)	8,500,000	9,531,305
Wisconsin, State Health & Educational Facilities Authority Revenue, Froedtert Health, Inc., Series A, 5.0%, 4/1/2042	11,040,000	12,431,813
Wisconsin, State Health & Educational Facilities Authority Revenue, Ministry Health Care, Inc., Series C, 5.0%, 8/15/2032	6,940,000	7,775,368
Wisconsin, State Health & Educational Facilities Authority Revenue, Prohealth Care, Inc. Obligation Group, 6.625%, 2/15/2039	7,335,000	8,621,559
Wisconsin, State Health & Educational Facilities Authority Revenue, SSM Health Care Corp., Series A, 5.25%, 6/1/2034	2,000,000	2,238,160
Wisconsin, State Health & Educational Facilities Authority Revenue, Thedacare, Inc., Series A, 5.5%, 12/15/2038	13,235,000	14,708,982
Wisconsin, University Hospitals & Clinics Authority Revenue, Series A, 5.0%, 4/1/2038 (c)	7,295,000	8,131,663

		96,294,483

Total Municipal Bonds and Notes (Cost $4,863,417,528)		5,420,869,781
Municipal Inverse Floating Rate Notes (d) 11.5%
California 2.3%
California, San Francisco Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (e)	10,700,000	12,406,746
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-4, 144A, 13.688%, 4/1/2014, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (e)	5,236,056	6,261,030
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (e)	3,742,268	4,474,828
California, State Department of Water Resources Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (e)	3,118,557	3,729,023
Trust: California, State Department of Water Resources Revenue, Series 2705, 144A, 12.89%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, University of California Revenues, Series O, 5.25%, 5/15/2039 (e)	15,620,000	18,043,287
Trust: California, University of California Revenues, Series 3368-2, 144A, 18.99%, 11/15/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Waste Water System Revenue, Series A, 5.375%, 6/1/2039 (e)	30,000,000	35,196,600
Trust: Los Angeles, CA, Series 3371-2, 144A, 19.49%, 12/1/2016, Leverage Factor at purchase date: 4 to 1
Los Angeles, CA, Community College District, Election of 2008, Series A, 6.0%, 8/1/2033 (e)	30,000,000	37,529,400
Trust: Los Angeles, CA, Community College District, Series R-11728, 144A, 27.52%, 8/1/2033, Leverage Factor at purchase date: 5 to 1
San Francisco, CA, Bay Area Rapid Transportation District, Election of 2004, Series B, 5.0%, 8/1/2032 (e)	14,997,001	17,203,801
Trust: San Francisco, CA, Bay Area Rapid Transportation District, Series 3161, 144A, 13.637%, 8/1/2015, Leverage Factor at purchase date: 3 to 1

		134,844,715
District of Columbia 0.5%
District of Columbia, Income Tax Revenue, Series A, 5.5%, 12/1/2030 (e)	22,000,000	26,789,840
Trust: District of Columbia, Series 3369, 144A, 19.99%, 6/1/2017, Leverage Factor at purchase date: 4 to 1
Florida 1.3%
Florida, State Turnpike Authority Revenue, Department of Transportation, Series A, 5.0%, 7/1/2021 (e)	30,130,000	35,211,724
Trust: Florida, State Turnpike Authority Revenue, Series 2514, 144A, 43.78%, 7/1/2015, Leverage Factor at purchase date: 10 to 1
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2023, INS: AGMC (e)	3,740,000	4,281,114
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2024, INS: AGMC (e)	3,915,000	4,481,433
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2025, INS: AGMC (e)	4,122,500	4,718,955
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2026, INS: AGMC (e)	4,317,500	4,942,168
Miami-Dade County, FL, Transit Sales Surtax Revenue, 5.0%, 7/1/2032, INS: AGMC (e)	16,470,000	18,852,925
Trust: Miami-Dade County, FL, Series 2008-1160, 144A, 9.331%, 1/1/2016, Leverage Factor at purchase date: 2 to 1

		72,488,319
Louisiana 0.2%
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2033 (e)	3,023,487	3,480,964
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2034 (e)	3,300,848	3,800,292
Louisiana, State Gas & Fuels Tax Revenue, Series B, 5.0%, 5/1/2035 (e)	3,663,166	4,217,432
Trust: Louisiana, State Gas & Fuels Tax Revenue, Series 3806, 144A, 9.348%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

		11,498,688
Massachusetts 1.5%
Massachusetts, State Development Finance Agency Revenue, Harvard University, Series B-2, 5.25%, 2/1/2034 (e)	20,000,000	24,179,200
Trust: Massachusetts, State Development Finance Agency Revenue, Harvard University, Series 4691, 144A, 10.05%, 1/17/2019, Leverage Factor at purchase date: 2 to 1
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2027 (e)	7,825,000	9,073,462
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2033 (e)	3,000,000	3,478,644
Massachusetts, State General Obligation, Series A, 5.0%, 8/1/2038 (e)	2,750,000	3,188,757
Trust: Massachusetts, State General Obligation, Series 2008-1203, 144A, 15.001%, 8/1/2038, Leverage Factor at purchase date: 3 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2026, INS: AGMC (e)	20,000,000	23,077,800
Trust: Massachusetts, State General Obligation, Series 2022-1, 144A, 43.43%, 8/1/2015, Leverage Factor at purchase date: 10 to 1
Massachusetts, State General Obligation, Series C, 5.0%, 8/1/2027, INS: AGMC (e)	20,000,000	23,077,800
Trust: Massachusetts, State General Obligation, Series 2022-2, 144A, 43.43%, 8/1/2015, Leverage Factor at purchase date: 10 to 1

		86,075,663
Nevada 1.3%
Clark County, NV, General Obligation, 5.0%, 6/1/2028 (e)	6,252,645	7,224,143
Clark County, NV, General Obligation, 5.0%, 6/1/2029 (e)	6,565,277	7,585,350
Clark County, NV, General Obligation, 5.0%, 6/1/2030 (e)	6,372,122	7,362,183
Trust: Clark County, NV, General Obligation, Series 3158, 144A, 13.633%, 6/1/2016, Leverage Factor at purchase date: 3 to 1
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (e)	16,118,519	18,681,938
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (e)	16,841,398	19,519,780
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (e)	10,876,807	12,606,606
Trust: Clark County, NV, School Improvements, Series 2008-1153, 144A, 9.331%, 6/15/2015, Leverage Factor at purchase date: 2 to 1

		72,980,000
New York 1.0%
New York, State Dormitory Authority Revenues, Columbia University, 5.0%, 7/1/2038 (e)	27,925,000	32,512,469
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series R-11722-1, 144A, 18.131%, 7/1/2016, Leverage Factor at purchase date: 4 to 1
New York, NY, General Obligation, Series C-1, 5.0%, 10/1/2024, INS: AGMC (e)	19,425,000	22,779,417
Trust: New York, NY, Series 2008-1131, 144A, 9.292%, 10/1/2015, Leverage Factor at purchase date: 2 to 1

		55,291,886
North Carolina 0.4%
North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series B, 5.0%, 10/1/2038 (e)	20,000,000	23,251,400
Trust: North Carolina, Capital Facilities Finance Agency Revenue, Duke University Project, Series 3333, 144A, 17.96%, 10/1/2016, Leverage Factor at purchase date: 4 to 1
Ohio 0.7%
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2021 (e)	8,725,000	10,397,494
Columbus, OH, General Obligation, Series A, 5.0%, 9/1/2022 (e)	8,725,000	10,397,493
Trust: Columbus, OH, General Obligation, Series 2365, 144A, 18.04%, 9/1/2015, Leverage Factor at purchase date: 4 to 1
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.125%, 1/1/2028 (e)	6,032,233	6,731,421
Ohio, State Higher Educational Facilities Community Revenue, Cleveland Clinic Health, Series A, 5.25%, 1/1/2033 (e)	10,287,087	11,479,449
Trust: Ohio, State Higher Educational Revenue, Series 3139, 144A, 14.499%, 1/1/2016, Leverage Factor at purchase date: 3 to 1

		39,005,857
Tennessee 1.3%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2026 (e)	20,800,000	24,989,744
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-2, 144A, 18.05%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2028 (e)	21,610,075	25,960,963
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-4, 144A, 18.058%, 1/1/2016, Leverage Factor at purchase date: 4 to 1
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2027 (e)	21,793,305	26,184,479
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-3, 144A, 18.045%, 1/1/2016, Leverage Factor at purchase date: 4 to 1

		77,135,186
Texas 1.0%
Dallas, TX, Water Works & Sewer Systems Revenue, 5.0%, 10/1/2035 (e)	10,000,000	11,506,000
Trust: Dallas, TX, Water Works & Sewer Systems Revenue, Series 3742, 144A, 9.35%, 4/1/2018, Leverage Factor at purchase date: 2 to 1
Harris County, TX, Flood Control District, Series A, 5.0%, 10/1/2034 (e)	5,500,000	6,340,510
Trust: Texas, Puttable Floating Option Tax Exempt Receipts, Series 4692, 144A, 9.51%, 10/1/2018, Leverage Factor at purchase date: 2 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2022 (e)	3,000,000	3,458,649
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2027 (e)	7,425,000	8,560,157
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2028 (e)	6,540,000	7,539,855
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2029 (e)	7,000,000	8,070,182
Trust: San Antonio, TX, Series 2008-1150, 144A, 9.332%, 8/1/2015, Leverage Factor at purchase date: 2 to 1
Texas, Water Development Board Revenue, Series B, 5.25%, 7/15/2026 (e)	10,000,000	11,651,000
Trust: Texas, Water Development Board, Series 2008-1173, 144A, 18.87%, 7/15/2015, Leverage Factor at purchase date: 4 to 1

		57,126,353

Total Municipal Inverse Floating Rate Notes (Cost $567,500,573)		656,487,907

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,430,918,101) †	106.4	6,077,357,688
Other Assets and Liabilities, Net	(6.4)	(363,633,778)

Net Assets	100.0	5,713,723,910

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Austin, TX, Austin-Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A (b)	3.375%	4/1/2027	21,335,000	21,336,681	10,521,142

* Non-income producing security.
**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of February 28, 2013.

***
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of February 28, 2013.

†
The cost for federal income tax purposes was $5,038,832,364.  At February 28, 2013, net unrealized appreciation for all securities based on tax cost was $655,389,508.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $678,632,063 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,242,555.

(a) At February 28, 2013, this security has been pledged, in whole or in part, as collateral for tender option bond trusts.
(b) Partial interest paying security. The rate shown represents 50% of the original coupon rate.
(c) When-issued security.
(d) Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(e) Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGC: Assured Guaranty Corp.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

Radian: Radian Asset Assurance, Inc.
SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Investments(f)	$—	$6,077,357,688	$—	$6,077,357,688
Total	$—	$6,077,357,688	$—	$6,077,357,688

There have been no transfers between fair value measurement levels during the period ended February 28, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Managed Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	April 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 19, 2013